UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	Prudential Global Short Duration High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2014

Date of reporting period:	1/31/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»CLOSED-END FUNDS

PRUDENTIAL GLOBAL SHORT DURATION HIGH YIELD FUND, INC.

SEMIANNUAL REPORT • JANUARY 31, 2014

Fund Type

Short Duration, High Yield Bond

Objective

High level of current income

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIM is a Prudential Financial company. © 2014 Prudential Financial, Inc., and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

March 14, 2014

Dear Shareholder:

We hope you find the semiannual report for Prudential Global Short Duration High Yield Fund, Inc. informative and useful. The report covers performance for the six-month period from July 31, 2013 through January 31, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Short Duration High Yield Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, Prudential Investments, LLC and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Global Short Duration High Yield Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain more recent performance data by visiting our website at www.prudentialfunds.com.

Investment Objective

The Fund seeks to provide a high level of current income by investing primarily in higher-rated, below-investment-grade fixed income instruments of issuers located around the world, including emerging markets.* The Fund seeks to maintain a weighted average portfolio duration of three years or less and a weighted average maturity of five years or less.

*There can be no guarantee the Fund will achieve its objective. Higher-rated high yield bonds, commonly referred to as “junk bonds,” are below investment grade and are considered speculative. They are rated Ba, B by Moody’s Investors Service, Inc. (“Moody’s”); BB, B by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”); or are comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are considered by PIM to be of comparable quality.

Performance Snapshot as of 1/31/14
Price Per Share	Total Return For Six Months Ended 1/31/14
$18.82 (NAV)	4.74%
$17.49 (Market Price)	6.30%

Total returns are based on changes in net asset value (“NAV”) or market price. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Source: Prudential Investments LLC.

Key Fund Statistics as of 1/31/14
Duration	2.3 years	Average Maturity	4.3 years

Duration shown is leverage adjusted. Duration measures investment risk that takes into account both a bond’s interest payments and its value to maturity. Average Maturity is the average number of years to maturity of the Fund’s bonds.

2	Visit our website at www.prudentialfunds.com

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 1/31/14
Baa	4.2%
Ba	41.3
B	48.8
Caa or Lower	4.8
Not Rated	0.9
Total Investments	100.0%

Moody’s rating nomenclature, defaulting to the highest rated category received from Moody’s, S&P and Fitch.

Credit Quality is subject to change.

Yield and Dividends as of 1/31/14
Total Monthly Dividends Paid per Share for Period	Current Monthly Dividend Paid per Share	Yield at Market Price as of 1/31/14
$0.750	$0.125	8.58%

Yield at Market Price is the annualized rate determined by dividing current monthly dividend paid per share by the market price per share as of January 31, 2014.

Prudential Global Short Duration High Yield Fund, Inc.	3

Strategy and Performance Overview

How did the Fund perform?

During the six-month reporting period ended January 31, 2014, the Prudential Global Short Duration High Yield Fund, Inc.’s (the “Fund”) NAV per share rose by $0.12 from $18.70 to $18.82. Including the reinvestment of dividends, the Fund’s return was 4.74%, outperforming the Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained Index’s (“Index”) return of 3.97% and the 2.15% gain of the Lipper Closed End Global Income Funds Average. The Fund’s market price rose by $0.31, from $17.18 to $17.49 for the period. The Fund’s market price total return, including the reinvestment of dividends, was 6.30% for the period.

What were conditions like in the short-term global high yield corporate bond market?

•

After the Federal Reserve suggested it would begin to taper its purchase of assets, volatility negatively affected most fixed income markets, including global high yield bonds, in May and June. However, high yield bonds performed steadily in the months that followed. The high yield market moved much higher in early summer, as interest rates remained relatively range-bound throughout the period. The yield on the 10-year U.S. Treasury note began the period at 2.74% on August 1, and rose as high as 3.04% by the end of the year, only to retreat in January 2014 and end the period at 2.74%.

•

The broad global high yield market, as measured by the Barclays Global High Yield Index (dollar hedged), returned 4.22% over the six-month period ended January 31, 2014. Higher quality, shorter duration global high yield bonds, as measured by the Index, lagged slightly, returning 3.97% over the period. Bonds with lower ratings such as CCC returned 6.19%, outperforming those rated BB, which returned 4.25%.

•

Sector performance was mostly positive during the six-month period. The best performing sectors included insurance, banking, and consumer goods. Integrated energy producers, which make up only a small part of the Index, were the notable underperformers with a decline of more than 5%. Other underperformers included emerging market sovereign debt securities and energy infrastructure pipelines.

•

The credit health of the high yield universe generally remains strong. Companies have strengthened their balance sheets and cash flows by taking advantage of a strong market to refinance debt, push out debt maturities, and reduce interest expenses.

•

Firms have also focused on rationalizing their operations and capital spending, given the very low-growth environment. Also, corporate profit margins are near historic peaks, which helped keep the high yield bond default rate near 2.0%, well below its historical average.

4	Visit our website at www.prudentialfunds.com

•

Emerging markets underperformed developed markets due to disappointing growth and a spike in interbank lending rates, which raised fears of monetary tightening in China. Additionally, there were concerns about emerging markets currencies such as the Indian rupee and the Brazilian real.

What strategies proved most beneficial to the Fund’s performance?

•

The Fund benefited from an underweight to emerging market sovereign debt. In particular, the Fund was underweight bonds from Venezuela, Argentina, and the Ukraine, all of which underperformed due to their internal fiscal problems and currency fluctuations.

•	The portfolio benefited from overweights to telecommunications and healthcare, and an underweight to the building materials and construction sectors.

•	An overweight to the French cable operator Numericable Group SA helped the Fund’s performance.

What strategies detracted most from the Fund’s performance?

•	Regarding the Fund’s exposure to sectors, an overweight position in technology, and underweight positions in banking and insurance detracted from performance.

•

In banking, the Fund’s underweight to the Royal Bank of Scotland negatively affected performance. Within insurance, an underweight to the French insurance company Groupama also hurt performance relative to the benchmark.

•	In the food industry, an overweight to the emerging market corporate company Copeinca Asa, which produces fishmeal and fish oil, hurt performance.

How did the Fund’s leverage strategy affect its performance?

The Fund’s use of leverage helped returns as the investment returns exceeded borrowing costs. As of January 31, 2014, the Fund had borrowed approximately $297 million and was approximately 27.8% leveraged. During the period, the average amount of leverage utilized was approximately 27.0%.

Did the Fund have exposure to derivatives?

Derivatives in the form of forward currency exchange contracts were used for management purposes to hedge against the Fund’s non-U.S. dollar positions. They had no effect on the Fund’s performance.

Prudential Global Short Duration High Yield Fund, Inc.	5

Strategy and Performance Overview (continued)

Benchmark Definitions

Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained Index

The Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained Index is an unmanaged index which represents the performance of short duration higher-rated high yield bonds in the United States, developed markets, and emerging markets.

Source: Barclays.

Lipper Closed End Global Income Average

The Lipper Closed End Global Income Average represents the average return of the funds in the Closed-End Global Income Funds category. Such funds invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Investors cannot invest directly in an index or average.

Looking for additional information?

The Fund is traded under the symbol “GHY,” and its closing market price is available online on most financial websites and may be available in most newspapers under the New York Stock Exchange (“NYSE”) listings. The daily NAV is available online under the symbol “XGHYX” on most financial websites. Barron’s and The Wall Street Journal ’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as on www.prudentialfunds.com.

In a continuing effort to provide information concerning the Fund, shareholders may go to www.prudentialfunds.com or call 1 (800) 451-6788 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price, and other information.

6	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of January 31, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 137.0%

BANK LOANS(a) 9.9%

Automotive 0.8%
Alliance Auto	8.000%	11/26/20	EUR	3,000	$4,005,665
Meritor, Inc.	4.438	04/23/17		1,065	1,060,942
Schaeffler AG (Germany)	4.750	01/27/17	EUR	814	1,105,988

					6,172,595

Cable 0.7%
Numericable SAS (France)	4.987	12/29/17	EUR	948	1,279,894
Numericable SAS (France)	4.987	12/29/17	EUR	407	548,767
Numericable SAS (France)	4.987	12/29/17	EUR	645	871,286
Numericable SAS (France)	5.237	12/31/18	EUR	1,313	1,769,002
Numericable SAS (France)	5.237	12/31/18	EUR	687	925,888

					5,394,837

Capital Goods 1.5%
British Car Auctions Ltd. (United Kingdom)	5.043	02/29/20	EUR	3,000	4,042,755
OGF SA (France)	4.658	10/30/20	EUR	2,500	3,416,326
Tank & Rast GmbH	3.793	12/10/18	EUR	3,500	4,724,908

					12,183,989

Consumer 1.0%
AA Group (United Kingdom)	3.521	07/31/18	GBP	3,047	4,989,462
Laureate Education, Inc.	5.000	06/18/18		2,475	2,459,244

					7,448,706

Energy—Other 0.3%
Samson Co-invest I LP	5.000	09/25/18		2,300	2,320,700

Gaming 0.9%
Gala Group Finance PLC (United Kingdom)	5.483	05/25/18	GBP	4,000	6,596,143

Healthcare & Pharmaceutical 0.2%
Catalent Pharma Solutions, Inc.	6.500	12/29/17		1,700	1,717,000

Media & Entertainment 1.0%
Getty Images, Inc.	4.750	10/18/19		3,960	3,727,350

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	7

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) (Continued)

Media & Entertainment (cont’d.)
Newsday LLC	3.660%	10/12/16		3,692	$3,706,154

					7,433,504

Non-Captive Finance 1.8%
RBS WorldPay, Inc. (United Kingdom)	5.750	11/29/19	GBP	1,800	2,981,210
Santander Asset Management	—(f)	11/30/20	GBP	2,500	4,126,872
Scandlines GmbH (Germany)	4.703	12/03/20		EUR 5,000	6,830,649

					13,938,731

Retailers 1.0%
Alliance Boots Ltd. (United Kingdom)	3.470	07/09/15	GBP	1,704	2,794,482
Alliance Boots Ltd. (United Kingdom)	3.970	07/09/17	GBP	2,000	3,283,688
B&M Retail Ltd. (United Kingdom)	6.025	03/06/20	GBP	1,000	1,659,310

					7,737,480

Technology 0.7%
Ancestry.com, Inc.	4.500	12/28/18		5,089	5,112,049

TOTAL BANK LOANS (cost $74,406,195)					76,055,734

CORPORATE BONDS 70.0%

Aerospace & Defense 0.6%
Michael Baker International LLC/CDL Acquisition Co., Inc., Sr. Sec’d. Notes, 144A(b)	8.250	10/15/18		4,725	4,902,188

Automotive 2.4%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes(b)	8.000	06/15/19		8,000	8,710,000
General Motors Co., Sr. Unsec’d. Notes, 144A(b)	3.500	10/02/18		4,550	4,646,688
Lear Corp., Gtd. Notes(b)	8.125	03/15/20		2,750	3,011,250
Meritor, Inc., Gtd. Notes(b)	10.625	03/15/18		1,975	2,100,906

					18,468,844

Building Materials & Construction 2.0%
Beazer Homes USA, Inc., Sr. Sec’d. Notes(b)	6.625	04/15/18		3,500	3,753,750
D.R. Horton, Inc., Gtd. Notes(b)	6.500	04/15/16		4,525	4,966,188

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Standard Pacific Corp., Gtd. Notes(b)	8.375%	05/15/18	3,050	$3,576,125
US Concrete, Inc., Sr. Sec’d. Notes, 144A(b)	8.500	12/01/18	2,650	2,802,375

				15,098,438

Cable 3.8%
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	8.625	09/15/17	9,046	10,538,590
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.000	01/15/19	5,200	5,486,000
Gtd. Notes(b)	7.250	10/30/17	6,855	7,257,731
Gtd. Notes	8.125	04/30/20	1,000	1,087,500
Dish DBS Corp., Gtd. Notes(b)	4.250	04/01/18	4,500	4,590,000

				28,959,821

Capital Goods 6.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)	8.250	01/15/19	2,075	2,233,219
Blueline Rental Finance Corp., Sec’d. Notes, 144A	7.000	02/01/19	750	775,313
Griffon Corp., Gtd. Notes(b)	7.125	04/01/18	3,400	3,595,500
Hertz Corp. (The), Gtd. Notes(b)	4.250	04/01/18	3,125	3,179,688
Gtd. Notes(b)	6.750	04/15/19	3,000	3,191,250
Gtd. Notes(b)	7.500	10/15/18	5,646	6,034,163
Laureate Education, Inc., Gtd. Notes, 144A(b)	9.250	09/01/19	3,900	4,192,500
Manitowoc Co., Inc. (The), Gtd. Notes(b)	9.500	02/15/18	2,615	2,745,750
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A(b)	7.000	05/15/18	1,450	1,529,750
SPX Corp., Gtd. Notes(b)	6.875	09/01/17	6,205	7,011,650
Terex Corp., Gtd. Notes(b)	6.500	04/01/20	5,850	6,274,125
United Rentals North America, Inc., Gtd. Notes	9.250	12/15/19	1,575	1,732,500
Sec’d. Notes(b)	5.750	07/15/18	3,500	3,740,625

				46,236,033

Chemicals 0.6%
Celanese US Holdings LLC, Gtd. Notes	6.625	10/15/18	605	639,788

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	9

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes	8.875%	02/01/18	500	$520,000
Koppers, Inc., Gtd. Notes(b)	7.875	12/01/19	2,500	2,700,000
Olin Corp., Sr. Unsec’d. Notes	8.875	08/15/19	500	540,000
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes, 144A	6.250	04/01/20	225	226,688

				4,626,476

Consumer 1.5%
Jarden Corp., Gtd. Notes(b)	7.500	05/01/17	3,000	3,450,000
Service Corp. International, Sr. Unsec’d. Notes(b)	7.000	06/15/17	6,000	6,765,000
West Corp., Gtd. Notes	8.625	10/01/18	890	960,088

				11,175,088

Electric 0.7%
AES Corp. (The), Sr. Unsec’d. Notes(b)	8.000	10/15/17	1,365	1,590,225
DPL, Inc., Sr. Unsec’d. Notes(b)	6.500	10/15/16	1,250	1,343,750
GenOn REMA LLC, Pass-Through Certificates	9.237	07/02/17(d)	1,075	1,063,814
Mirant Mid Atlantic LLC Pass-Through Trust, Pass-Through Certificates	9.125	06/30/17	835	860,295
NRG Energy, Inc., Gtd. Notes	7.625	05/15/19	500	526,250

				5,384,334

Energy—Other 2.0%
Denbury Resources, Inc., Gtd. Notes(b)	8.250	02/15/20	2,906	3,182,070
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes(b)	9.375	05/01/20	1,500	1,725,000
Forest Oil Corp., Gtd. Notes(b)	7.250	06/15/19	2,624	2,519,040
Hercules Offshore, Inc., Sr. Sec’d. Notes, 144A	7.125	04/01/17	925	973,563
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $5,424,300; purchased 03/15/13 - 03/18/13)(b)	8.000	02/15/20(c)(d)	4,920	5,313,600
Seitel, Inc., Gtd. Notes	9.500	04/15/19	1,375	1,395,625

				15,108,898

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Foods 3.3%
Constellation Brands, Inc., Gtd. Notes(b)	7.250%	09/01/16		1,100	$1,247,125
Cott Beverages, Inc., Gtd. Notes(b)	8.125	09/01/18		8,204	8,778,280
Gtd. Notes(b)	8.375	11/15/17		142	147,858
Michael Foods Group, Inc., Gtd. Notes(b)	9.750	07/15/18		5,130	5,521,163
Pilgrim’s Pride Corp., Gtd. Notes	7.875	12/15/18		2,000	2,167,500
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	5.250	08/01/18		1,450	1,509,813
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A (original cost $5,804,375; purchased 05/21/13 - 01/22/14)	8.875	12/15/17(c)(d)		5,250	5,735,625

					25,107,364

Gaming 6.0%
Boyd Gaming Corp., Gtd. Notes(b)	9.125	12/01/18		9,060	9,807,450
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(b)	11.250	06/01/17		9,073	9,231,778
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A(b)	8.000	10/01/20		1,900	1,971,250
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A(b)	4.375	11/01/18		2,975	3,049,375
Isle of Capri Casinos, Inc., Gtd. Notes(b)	7.750	03/15/19		3,000	3,270,000
MGM Resorts International, Gtd. Notes(b)	7.500	06/01/16		3,750	4,190,625
Gtd. Notes(b)	7.625	01/15/17		6,889	7,819,015
Pinnacle Entertainment, Inc., Gtd. Notes(b)	8.750	05/15/20		6,000	6,570,000

					45,909,493

Healthcare & Pharmaceutical 6.7%
Accellent, Inc., Sr. Sec’d. Notes	8.375	02/01/17		2,755	2,882,419
Capella Healthcare, Inc., Gtd. Notes(b)	9.250	07/01/17		1,000	1,070,000
Capsugel FinanceCo SCA, Gtd. Notes, RegS (original cost $3,027,393; purchased 01/11/13)	9.875	08/01/19(c)(d)	EUR	2,000	2,983,451
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A (original cost $650,000; purchased 10/31/13)	7.000	05/15/19(c)		650	663,813
Catalent Pharma Solutions, Inc., Gtd. Notes(b)	9.750	04/15/17	EUR	3,500	4,816,306
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000	11/15/19		5,308	5,825,530

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	11

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A(b)	4.375%	02/01/19	4,425	$4,441,594
HCA Holdings, Inc., Sr. Unsec’d. Notes	7.750	05/15/21	2,000	2,195,000
HCA, Inc., Gtd. Notes	8.000	10/01/18	1,300	1,540,500
Sr. Unsec’d. Notes(b)	6.500	02/15/16	7,500	8,156,250
Healthcare Technology Intermediate, Inc., Sr. Unsec’d. Notes, PIK, 144A	7.375	09/01/18	550	568,563
MedAssets, Inc., Gtd. Notes(b)	8.000	11/15/18	4,500	4,848,750
Valeant Pharmaceuticals International, Gtd. Notes, 144A(b)	6.750	08/15/18	2,600	2,850,250
Gtd. Notes, 144A(b)	6.875	12/01/18	8,268	8,826,090

				51,668,516

Lodging 0.3%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250	03/15/18	2,150	2,461,750

Media & Entertainment 5.9%
AMC Entertainment, Inc., Gtd. Notes(b)	9.750	12/01/20	6,300	7,229,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(b)	9.125	08/01/18	5,430	5,864,400
Gannett Co., Inc., Gtd. Notes(b)	9.375	11/15/17	6,670	7,003,500
LIN Television Corp., Gtd. Notes(b)	8.375	04/15/18	3,500	3,683,750
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,875,000; purchased 07/30/13)	5.000	08/01/18(c)(d)	1,875	1,945,313
Regal Cinemas Corp., Gtd. Notes	8.625	07/15/19	953	1,018,519
Regal Entertainment Group, Sr. Unsec’d. Notes(b)	9.125	08/15/18	1,829	1,975,320
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes(b)	11.125	06/01/18	11,796	12,739,680
WMG Acquisition Corp., Gtd. Notes(b)	11.500	10/01/18	3,400	3,867,500

				45,327,232

Metals 2.2%
AK Steel Corp., Sr. Sec’d. Notes(b)	8.750	12/01/18	2,950	3,326,125
Peabody Energy Corp., Gtd. Notes(b)	6.000	11/15/18	4,600	4,899,000

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
Steel Dynamics, Inc., Gtd. Notes(b)	6.125%	08/15/19	2,000	$2,185,000
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750	02/01/18	4,000	4,330,000
Wise Metals Group LLC/Wise Alloys Finance Corp., Sr. Sec’d. Notes, 144A	8.750	12/15/18	2,325	2,464,500

				17,204,625

Non-Captive Finance 1.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes, 144A	3.500	03/15/17	900	901,125
Gtd. Notes, 144A	4.875	03/15/19	800	797,000
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.875	09/01/17	7,500	8,895,975
SLM Corp., Sr. Unsec’d. Notes(b)	8.450	06/15/18	3,650	4,229,438

				14,823,538

Packaging 2.2%
AEP Industries, Inc., Sr. Unsec’d. Notes(b)	8.250	04/15/19	3,560	3,809,200
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Gtd. Notes, 144A	5.625	12/15/16	4,000	4,080,000
Gtd. Notes, 144A	6.000	06/15/17	1,875	1,921,875
BWAY Holding Co., Gtd. Notes (original cost $1,918,438; purchased 09/11/13)	10.000	06/15/18(c)(d)	1,750	1,890,000
Greif, Inc., Sr. Unsec’d. Notes(b)	6.750	02/01/17	865	956,906
Sealed Air Corp., Gtd. Notes, 144A(b)	8.125	09/15/19	3,685	4,108,775

				16,766,756

Pipelines & Other 0.3%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,842,188; purchased 01/10/13 - 02/22/13)(b)	6.000	01/15/19(c)(d)	2,850	2,657,625

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	13

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retailers 1.6%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%	08/01/19	4,750	$5,183,438
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000	05/15/19	425	429,250
Michaels Stores, Inc., Gtd. Notes	7.750	11/01/18	4,060	4,334,050
Petco Holdings, Inc., Sr. Notes, PIK, 144A (original cost $2,455,156; purchased 01/30/13)(b)	8.500	10/15/17(c)(d)	2,375	2,422,500

				12,369,238

Technology 14.2%
Anixter, Inc., Gtd. Notes(b)	10.000	03/15/14	10,000	10,092,000
Avaya, Inc., Sec’d. Notes, 144A	10.500	03/01/21	1,300	1,202,500
Brightstar Corp., Gtd. Notes, 144A (original cost $5,254,250; purchased 01/04/13 - 03/27/13)(b)	9.500	12/01/16(c)(d)	4,850	5,335,000
Sr. Unsec’d. Notes, 144A (original cost $2,770,643; purchased 07/26/13 - 11/13/13)(b)	7.250	08/01/18(c)(d)	2,750	2,983,750
CDW LLC/CDW Finance Corp., Gtd. Notes(b)	8.500	04/01/19	5,950	6,530,125
Gtd. Notes	12.535	10/12/17	1,355	1,419,363
Sr. Sec’d. Notes(b)	8.000	12/15/18	4,300	4,665,500
Ceridian Corp., Gtd. Notes	11.250	11/15/15	12,400	12,462,000
Gtd. Notes, PIK(b)	12.250	11/15/15	3,600	3,618,000
CommScope, Inc., Gtd. Notes, 144A (original cost $8,683,051; purchased 01/07/13 - 01/27/14)(b)	8.250	01/15/19(c)	7,911	8,593,324
First Data Corp., Sr. Sec’d. Notes, 144A	7.375	06/15/19	4,500	4,803,750
Sr. Sec’d. Notes, 144A	8.875	08/15/20	710	781,000
Freescale Semiconductor, Inc., Gtd. Notes	10.750	08/01/20	975	1,118,813
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(b)	8.250	12/15/17	2,250	2,265,469
Interactive Data Corp., Gtd. Notes(b)	10.250	08/01/18	12,435	13,530,834
Seagate HDD Cayman, Gtd. Notes, 144A	3.750	11/15/18	2,000	2,040,000

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
SunGard Data Systems, Inc., Gtd. Notes(b)	7.375%	11/15/18	13,170	$13,960,200
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes(b)	11.375	06/15/18	13,138	14,238,308

				109,639,936

Telecommunications 5.8%
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150	06/15/17	695	745,388
Cincinnati Bell, Inc., Gtd. Notes	8.750	03/15/18	1,000	1,047,500
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,712,203; purchased 04/11/13)(b)	7.082	06/01/16(c)(d)	3,221	3,632,927
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	8.250	04/15/17	1,500	1,734,375
Level 3 Financing, Inc., Gtd. Notes(b)	8.125	07/01/19	3,000	3,292,500
Gtd. Notes, 144A(b)	3.846(a)	01/15/18	5,975	6,064,625
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	8.375	08/15/17	13,800	15,939,000
Sprint Nextel Corp., Sr. Unsec’d. Notes(b)	9.125	03/01/17	500	587,500
T-Mobile USA, Inc., Gtd. Notes	6.464	04/28/19	7,350	7,735,875
Windstream Corp., Gtd. Notes(b)	7.875	11/01/17	3,750	4,284,375

				45,064,065

TOTAL CORPORATE BONDS (cost $537,337,670)				538,960,258

FOREIGN BONDS 57.1%

Australia 2.4%
Barminco Finance Pty Ltd., Gtd. Notes, 144A(b)	9.000	06/01/18	3,000	2,805,000
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A(b)	6.000	04/01/17	1,200	1,269,000
Gtd. Notes, 144A(b)	6.875	02/01/18	6,000	6,315,000
Gtd. Notes, 144A(b)	7.000	11/01/15	1,558	1,620,787
Gtd. Notes, 144A(b)	8.250	11/01/19	6,000	6,607,500

				18,617,287

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	15

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN BONDS (Continued)

Barbados 1.3%
Columbus International, Inc., Sr. Sec’d. Notes, 144A (original cost $10,542,818; purchased 12/26/12-01/24/13)	11.500%	11/20/14(c)(d)	9,421	$9,866,142

Belgium 1.5%
Taminco Global Chemical Corp., Sec’d. Notes, 144A	9.750	03/31/20	9,859	11,140,670

Brazil 2.8%
Bertin SA/Bertin Finance Ltd., Gtd. Notes, RegS(b)	10.250	10/05/16	6,000	6,600,000
Gtd. Notes, 144A(b)	10.250	10/05/16	1,980	2,178,000
Fibria Overseas Finance Ltd., Gtd. Notes, 144A	7.500	05/04/20	1,161	1,277,100
JBS Finance II Ltd., Gtd. Notes, RegS	8.250	01/29/18	750	791,250
Gtd. Notes, 144A	8.250	01/29/18	2,646	2,791,530
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250	02/10/22	3,325	3,690,750
NET Servicos de Comunicacao SA, Gtd. Notes	7.500	01/27/20	3,750	4,050,000

				21,378,630

Canada 2.2%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(b)	7.500	03/15/18	8,375	9,338,125
Telesat Canada/Telesat LLC, Gtd. Notes, 144A(b)	6.000	05/15/17	7,190	7,459,625

				16,797,750

China 0.3%
Longfor Properties Co. Ltd., Gtd. Notes, RegS	9.500	04/07/16	2,085	2,189,250

Colombia 0.4%
Pacific Rubiales Energy Corp., Gtd. Notes, 144A(b)	7.250	12/12/21	3,000	3,150,000

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Croatia 0.6%
Agrokor DD, Gtd. Notes, MTN, RegS, PIK	10.000%	12/07/16	EUR	3,500	$4,974,206

France 0.8%
Alcatel-Lucent USA, Inc., Gtd. Notes, 144A	4.625	07/01/17		1,800	1,795,500
Novalis SAS, Sr. Sec’d. Notes, MTN, 144A(b)	6.000	06/15/18	EUR	2,525	3,566,433
Picard Groupe SA, Sr. Sec’d. Notes, 144A	4.480(a)	08/01/19	EUR	825	1,132,208

					6,494,141

Germany 5.4%
Kabel Deutschland Holding AG, Sr. Unsec’d. Notes, RegS(b)	6.500	07/31/17	EUR	6,060	8,715,056
KION Finance SA, Sr. Sec’d. Notes, MTN, RegS	7.875	04/15/18	EUR	4,000	5,642,134
Schaeffler Holding Finance BV, Sr. Sec’d. Notes, PIK, 144A(b)	6.875	08/15/18	EUR	1,900	2,713,737
Sr. Sec’d. Notes, PIK, 144A(b)	6.875	08/15/18		4,650	4,929,000
Techem GmbH, Sr. Sec’d. Notes, MTN, RegS(b)	6.125	10/01/19	EUR	3,000	4,384,787
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, RegS(b)	7.500	03/15/19	EUR	2,000	2,946,928
Unitymedia KabelBW GmbH, Sec’d. Notes, RegS(b)	9.625	12/01/19	EUR	8,500	12,585,205

					41,916,847

Indonesia 1.2%
Berau Capital Resources Pte Ltd., Sr. Sec’d. Notes, RegS(b)	12.500	07/08/15		7,700	8,104,250
Theta Capital Pte Ltd., Gtd. Notes, RegS	7.000	05/16/19		800	798,434

					8,902,684

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	17

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Ireland 1.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes, 144A	6.250%	01/31/19		400	$404,500
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., Sr. Sec’d. Notes, RegS	7.375	10/15/17	EUR	2,000	2,879,493
Smurfit Kappa Acquisitions, Sr. Sec’d. Notes, RegS	7.750	11/15/19	EUR	2,000	2,906,575
Sr. Sec’d. Notes, 144A	4.875	09/15/18		4,038	4,209,615

					10,400,183

Italy 3.8%
Fiat Finance & Trade SA, Ser. G, Gtd. Notes, MTN, RegS	6.375	04/01/16	EUR	6,000	8,608,052
Wind Acquisition Finance SA, Sec’d. Notes, RegS	11.750	07/15/17	EUR	1,900	2,703,486
Sec’d. Notes, 144A	11.750	07/15/17	EUR	5,000	7,114,438
Sr. Sec’d. Notes, RegS	7.375	02/15/18	EUR	3,585	5,088,964
Wind Acquisition Holdings Finance SA, Sec’d. Notes, RegS	12.250	07/15/17		1,698	1,757,430
Sr. Sec’d. Notes, RegS	12.250	07/15/17	EUR	637	884,554
Sr. Sec’d. Notes, 144A	12.250	07/15/17		3,126	3,235,867

					29,392,791

Jamaica 1.6%
Digicel Group Ltd., Sr. Unsec’d. Notes, 144A	8.250	09/01/17		7,000	7,259,000
Sr. Unsec’d. Notes, 144A	10.500	04/15/18		4,750	5,049,250

					12,308,250

Luxembourg 7.1%
Aguila 3 SA, Sr. Sec’d. Notes, 144A	7.875	01/31/18		4,625	4,908,281
ArcelorMittal, Sr. Unsec’d. Notes	6.125	06/01/18		5,600	6,090,000
ArcelorMittal SA, Sr. Unsec’d. Notes	5.000	02/25/17		4,400	4,620,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., Sr. Sec’d. Notes, RegS	7.375	10/15/17	EUR	3,000	4,319,239

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Luxembourg (cont’d.)
ConvaTec Finance International SA, Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19		1,275	$1,310,063
ConvaTec Healthcare E SA, Gtd. Notes, RegS	10.875	12/15/18	EUR	3,570	5,392,677
Sr. Sec’d. Notes, RegS	7.375	12/15/17	EUR	5,000	7,114,977
Geo Debt Finance SCA, Sr. Sec’d. Notes, 144A	7.500	08/01/18	EUR	5,700	8,187,336
Intelsat Jackson Holdings SA, Gtd. Notes	7.250	04/01/19		3,109	3,342,175
Numericable Finance & Co. SCA, Sr. Sec’d. Notes, RegS	8.750	02/15/19	EUR	1,300	1,968,103
Orion Engineered Carbons Finance & Co. SCA, Gtd. Notes, PIK, 144A	9.250	08/01/19		2,950	3,060,625
Telenet Finance Luxembourg SCA, Sr. Sec’d. Notes, RegS	6.375	11/15/20	EUR	3,000	4,349,585

					54,663,061

Mexico 2.0%
Cemex Espana Luxembourg, Sr. Sec’d. Notes, RegS	9.250	05/12/20		1,350	1,460,025
Sr. Sec’d. Notes, 144A	9.250	05/12/20		4,000	4,326,000
Sr. Sec’d. Notes, 144A(b)	9.875	04/30/19		3,000	3,375,000
Cemex SAB de CV, Sr. Sec’d. Notes, RegS(b)	9.000	01/11/18		2,345	2,532,600
Satelites Mexicanos SA de CV, Sr. Sec’d. Notes	9.500	05/15/17		3,510	3,720,600

					15,414,225

Netherlands 3.3%
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(b)	7.750	10/15/18		1,500	1,612,500
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(b)	3.750	06/01/18		7,725	7,725,000
Sensata Technologies BV, Gtd. Notes, 144A(b)	6.500	05/15/19		6,260	6,729,500
Stampos BV, Sr. Sec’d. Notes, 144A(b)	5.228(a)	05/15/19	EUR	2,000	2,724,391

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	19

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Netherlands (cont’d.)
UPC Holding BV, Sec’d. Notes, 144A(b)	9.875%	04/15/18		6,500	$6,922,500

					25,713,891

Peru 1.5%
Corp. Pesquera Inca SAC, Gtd. Notes, 144A(b)	9.000	02/10/17		7,941	7,802,033
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, RegS(e)	1.410	05/31/18		3,873	3,564,212

					11,366,245

Poland 1.6%
Eileme 2 AB, Sr. Sec’d. Notes, RegS	11.750	01/31/20	EUR	7,400	11,976,532

Russia 1.1%
Evraz Group SA, Gtd. Notes, 144A	8.250	11/10/15		2,500	2,646,250
Sr. Unsec’d. Notes, 144A	7.400	04/24/17		3,000	3,095,700
Sibur Securities Ltd., Gtd. Notes, 144A	3.914	01/31/18		2,500	2,400,000

					8,141,950

Spain 1.1%
Nara Cable Funding Ltd., Sr. Sec’d. Notes, 144A(b)	8.875	12/01/18		8,000	8,600,000

Sweden 0.2%
Bravida Holding AB, Sr. Sec’d. Notes, 144A	5.277(a)	06/15/19	EUR	1,200	1,631,398

Switzerland 2.4%
Gategroup Finance SA, Gtd. Notes, MTN, RegS	6.750	03/01/19	EUR	3,000	4,299,009
Sunrise Communications International SA, Sr. Sec’d. Notes, MTN, RegS	7.000	12/31/17	EUR	10,000	14,245,735

					18,544,744

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

United Kingdom 10.7%
Afren PLC, Sr. Sec’d. Notes, RegS	10.250%	04/08/19		1,250	$1,435,620
Sr. Sec’d. Notes, RegS(b)	11.500	02/01/16		3,050	3,492,244
Sr. Sec’d. Notes, 144A	10.250	04/08/19		2,000	2,297,000
Sr. Sec’d. Notes, 144A(b)	11.500	02/01/16		3,780	4,328,100
Bond Mission Critical Services PLC, Sr. Sec’d. Notes, 144A	6.264(a)	05/01/19	GBP	3,000	4,833,062
Boparan Finance PLC, Gtd. Notes, RegS(b)	9.875	04/30/18	GBP	5,000	8,895,547
Gtd. Notes, 144A(b)	9.875	04/30/18	GBP	1,000	1,779,109
Eco-Bat Finance PLC, Gtd. Notes, RegS(b)	7.750	02/15/17	EUR	3,310	4,620,473
Elli Finance UK PLC, Sr. Sec’d. Notes, RegS(b)	8.750	06/15/19	GBP	2,050	3,740,691
Equiniti Newco 2 PLC, Sec’d. Notes, 144A	6.275	12/15/18(d)	GBP	1,250	2,090,834
Gala Group Finance PLC, Sr. Sec’d. Notes, RegS(b)	8.875	09/01/18	GBP	1,465	2,558,831
Galaxy Bidco Ltd., Sr. Sec’d. Notes, 144A	5.525(a)	11/15/19	GBP	2,450	4,047,690
HellermannTyton Finance PLC, Sr. Sec’d. Notes, RegS(b)	5.402(a)	12/15/17	EUR	4,250	5,792,198
IDH Finance PLC, Sr. Sec’d. Notes, MTN, 144A(b)	6.000	12/01/18	GBP	3,000	5,030,330
Jaguar Land Rover Automotive PLC, Gtd. Notes, RegS(b)	8.125	05/15/18	GBP	4,000	7,076,326
Phones4u Finance PLC, Sr. Sec’d. Notes, RegS	9.500	04/01/18	GBP	4,000	6,871,496
Priory Group No. 3 PLC, Sr. Sec’d. Notes, RegS(b)	7.000	02/15/18	GBP	3,700	6,386,546
Virgin Media Finance PLC, Gtd. Notes(b)	8.375	10/15/19		6,343	6,858,369
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	6.500	01/15/18		500	517,500

					82,651,966

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	21

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN BONDS (Continued)

Venezuela 0.4%
Petroleos de Venezuela SA, Gtd. Notes, RegS	8.500%	11/02/17	4,400	$3,414,400

TOTAL FOREIGN BONDS (cost $437,213,693)				439,647,243

TOTAL LONG-TERM INVESTMENTS (cost $1,048,957,558)				1,054,663,235

			Shares

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $5,765,238); Note 3(g)			5,765,238	5,765,238

TOTAL INVESTMENTS 137.7% (cost $1,054,722,796; Note 5)				1,060,428,473
Liabilities in excess of other assets(h) (37.7)%				(290,254,640)

NET ASSETS 100.0%				$770,173,833

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

MTN—Medium Term Note

PIK—Payment-in-Kind

EUR—Euro

GBP—British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2014.
(b)	Represents security, or portion thereof, with an aggregate value of $608,947,373, segregated as collateral for amount borrowed and outstanding as of January 31, 2014.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $54,959,815. The aggregate value, $54,023,070, is approximately 7.0% of net assets.
(d)	Indicates a security or securities that have been deemed illiquid.

See Notes to Financial Statements.

22

(e)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(f)	Secondary issued security. Rate in effect upon settlement.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 2/25/14	Deutsche Bank	GBP	1,794	$2,936,634	$2,948,034	$11,400
Expiring 2/25/14	JPMorgan Chase	GBP	344	564,756	564,756	—
Euro,
Expiring 2/25/14	Barclays Capital Group	EUR	3,823	5,144,751	5,156,560	11,809
Expiring 2/25/14	Barclays Capital Group	EUR	781	1,067,863	1,053,928	(13,935)
Expiring 2/25/14	Citigroup Global Markets	EUR	404	550,054	544,904	(5,150)
Expiring 2/25/14	UBS AG	EUR	2,263	3,092,464	3,052,509	(39,955)

				$13,356,522	$13,320,691	$(35,831)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 2/25/14	Barclays Capital Group	GBP	2,293	$3,755,590	$3,769,276	$(13,686)
Expiring 2/25/14	Citigroup Global Markets	GBP	42,832	69,066,602	70,398,235	(1,331,633)
Expiring 2/25/14	JPMorgan Chase	GBP	2,973	4,925,131	4,885,954	39,177
Euro,
Expiring 2/25/14	Barclays Capital Group	EUR	66,394	89,340,856	89,545,921	(205,065)
Expiring 2/25/14	Barclays Capital Group	EUR	1,871	2,558,752	2,524,075	34,677
Expiring 2/25/14	Citigroup Global Markets	EUR	66,394	89,328,972	89,545,921	(216,949)
Expiring 2/25/14	Citigroup Global Markets	EUR	3,518	4,733,896	4,745,393	(11,497)
Expiring 2/25/14	Citigroup Global Markets	EUR	2,494	3,409,194	3,363,621	45,573
Expiring 2/25/14	Hong Kong & Shanghai Bank	EUR	5,000	6,867,901	6,743,543	124,358

				$273,986,894	$275,521,939	$(1,535,045)

						$(1,570,876)

(1)	Cash of $3,980,000 has been segregated to cover requirements for open forward foreign currency contracts as of January 31, 2014.

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	23

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$63,776,919	$12,278,815
Corporate Bonds	—	537,896,444	1,063,814
Foreign Bonds	—	439,647,243	—
Affiliated Money Market Mutual Fund	5,765,238	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(1,570,876)	—

Total	$5,765,238	$1,039,749,730	$13,342,629

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Foreign Bonds
Balance as of 7/31/13	$2,993,078	$—	$1,596,424
Realized gain (loss)	152,234	—	—
Change in unrealized appreciation (depreciation)**	706,219	(54,400)	—
Purchases	11,312,860	—	—
Sales	(2,886,120)	—	—
Accrued discount/premium	544	—	—
Transfers into Level 3	—	1,118,214	—
Transfers out of Level 3	—	—	(1,596,424)

Balance as of 1/31/14	$12,278,815	$1,063,814	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $651,819 was included in Net Assets relating to securities held at the reporting period end.

See Notes to Financial Statements.

24

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Foreign Bond transferred out of Level 3 as a result of being priced by a vendor and one Corporate Bond transferred into Level 3 as a result of being priced using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation models.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2014 was as follows:

Technology	17.0%
Telecommunications	16.2
Cable	12.1
Healthcare & Pharmaceutical	10.6
Media & Entertainment	9.0
Capital Goods	8.6
Metals	8.5
Foods	7.8
Gaming	6.9
Automotive	5.6
Consumer	4.3
Non-Captive Finance	4.2
Energy - Other	3.9
Building Materials & Construction	3.5
Packaging	3.3
Retailers	3.0
Chemicals	2.8
Aerospace & Defense	1.8
Electric	1.3%
Transportation	1.2
Paper	0.9
Affiliated Money Market Mutual Fund	0.7
Diversified Financial Services	0.7
Food & Beverage	0.6
Automobiles	0.6
Insurance	0.5
Foreign Agency	0.4
Energy - Integrated	0.4
Home Construction	0.4
Banking	0.3
Pipelines & Other	0.3
Lodging	0.3

137.7
Liabilities in excess of other assets	(37.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	25

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Fair values of derivative instruments as of January 31, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$266,994	Unrealized depreciation on foreign currency forward contracts	$1,837,870

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(1)
Foreign exchange contracts	$(4,711,718)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(2)
Foreign exchange contracts	$(469,817)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended January 31, 2014, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $12,237,599 and the average value at settlement date receivable for forward foreign currency exchange sale contracts was $255,163,681.

See Notes to Financial Statements.

26

The Portfolio invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Over-the-counter derivatives*	$266,994	$—	$—	$266,994

Liabilities:
Over-the-counter derivatives*	(1,837,870)	—	—	(1,837,870)

Collateral Amount Pledged/(Received):
Over-the-counter derivatives				1,705,856

Net Amount				$134,980

*	Over-the-counter derivatives may consist of forward foreign currency exchange contracts, options contracts and swap agreements. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation) by counterparty, see the Portfolio of Investments.

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	27

Statement of Assets & Liabilities

as of January 31, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $1,048,957,558)	$1,054,663,235
Affiliated investments (cost $5,765,238)	5,765,238
Cash	4,865,514
Foreign currency, at value (cost $6,284,014)	6,244,338
Dividends and interest receivable	19,486,669
Unrealized appreciation on forward foreign currency exchange contracts	266,994
Prepaid expenses	5,782

Total assets	1,091,297,770

Liabilities
Loan payable (Note 7)	297,000,000
Payable for investments purchased	21,379,966
Unrealized depreciation on forward foreign currency exchange contracts	1,837,870
Management fee payable	760,272
Accrued expenses and other liabilities	138,330
Loan interest payable (Note 7)	7,499

Total liabilities	321,123,937

Net Assets	$770,173,833

Net assets were comprised of:
Common stock, at par	$40,924
Paid-in capital in excess of par	780,305,040

780,345,964
Undistributed net investment income	282,365
Accumulated net realized loss on investment and foreign currency transactions	(14,533,454)
Net unrealized appreciation on investments and foreign currencies	4,078,958

Net Assets, January 31, 2014	$770,173,833

Net asset value and redemption price per share ($770,173,833 ÷ 40,923,879 shares of common stock issued and outstanding)	$18.82

See Notes to Financial Statements.

28

Statement of Operations

Six Months Ended January 31, 2014 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $17,336)	$31,633,328
Affiliated dividend income	6,746

Total income	31,640,074

Expenses
Management fee	4,513,678
Loan interest expense (Note 7)	1,340,554
Custodian’s fees and expenses	77,000
Legal fees and expenses	45,000
Shareholders’ reports	38,000
Directors’ fees	25,000
Audit fee	21,000
Registration fees	17,000
Transfer agent’s fees and expenses	9,000
Insurance expenses	5,000
Miscellaneous	13,749

Total expenses	6,104,981

Net investment income	25,535,093

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	27,821
Foreign currency transactions	(6,726,180)

(6,698,359)

Net change in unrealized appreciation (depreciation) on:
Investments	17,022,484
Foreign currencies	(605,508)

16,416,976

Net gain on investment and foreign currency transactions	9,718,617

Net Increase In Net Assets Resulting From Operations	$35,253,710

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	29

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2014	December 26, 2012* through July 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$25,535,093	$25,918,876
Net realized gain (loss) on investment and foreign currency transactions	(6,698,359)	2,375,556
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	16,416,976	(12,338,018)

Net increase in net assets resulting from operations	35,253,710	15,956,414

Dividends from net investment income (Note 1)	(30,692,909)	(30,689,346)

Fund share transactions (Note 6)**
Proceeds from shares issued	—	818,040,100
Net asset value of shares issued in reinvestment of dividends	—	315,236
Sales load charged to paid-in capital in excess of par	—	(36,811,805)
Common stock offering costs reimbursed (charged) to paid-in capital in excess of par	138,429	(1,436,080)

Net increase in net assets from Fund share transactions	138,429	780,107,451

Total increase	4,699,230	765,374,519

Net Assets:
Beginning of period	765,474,603	100,084

End of period(a)	$770,173,833	$765,474,603

(a) Includes undistributed net investment income of:	$282,365	$5,440,181

* Commencement of operations.
** Share Capital Activity
Shares issued in the initial public offering	—	37,000,000
Shares issued for underwriters over-allotment option	—	3,902,005
Shares issued in the reinvestment of dividends	—	16,634

See Notes to Financial Statements.

30

Statement of Cash Flows

For the Six Months Ended January 31, 2014 (Unaudited)

Increase (Decrease) in Cash
Cash flows from operating activities:
Interest and dividends paid (excluding discount and premium amortization of $(7,657,514))	$38,689,957
Operating expenses paid	(4,977,636)
Loan interest paid	(1,340,676)
Purchases of long-term portfolio investments	(315,446,060)
Proceeds from disposition of long-term portfolio investments	281,984,599
Net purchases and sales of short-term investments	16,534,232
Decrease in receivable for investments sold	7,257,172
Increase in payable for investments purchased	8,573,796
Net cash paid for foreign currency transactions	(6,726,180)
Effect of exchange rate changes	(135,756)
Increase in prepaid expenses	(5,782)

Net cash used in operating activities	24,407,666

Cash flows from financing activities:
Proceeds from shares issued	—
Net asset value of shares issued in reinvestment of dividends	—
Cash dividends paid	(31,005,930)
Sales load charged to paid-in capital in excess of par	—
Common stock offering costs reimbursed to paid-in capital in excess of par	138,429
Decrease in payable to custodian	(4,193,208)
Increase in borrowing	4,000,000

Net cash provided from financing activities	(31,060,709)

Net increase/(decrease) in cash and foreign currency	(6,653,043)
Cash and foreign currency at beginning of period	17,762,895

Cash and foreign currency at end of period	11,109,852

Reconciliation of Net Increase in Net Assets to Net Cash Used in Operating Activities
Net increase in net assets resulting from operations	$35,253,710

Increase in investments	(9,269,715)
Net realized loss on investment and foreign currency transactions	6,698,359
Increase in net unrealized appreciation on investments and foreign currencies	(16,416,976)
Net cash paid for foreign currency transactions	(6,726,180)
Effect of exchange rate changes	(135,756)
Increase in interest and dividends receivable	(607,631)
Decrease in receivable for investments sold	7,257,172
Increase in prepaid expenses	(5,782)
Increase in payable for investments purchased	8,573,796
Decrease in loan interest payable	(122)
Decrease in accrued expenses and other liabilities	(213,209)

Total adjustments	(10,846,044)

Net cash used in operating activities	$24,407,666

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	31

Notes to Financial Statements

(Unaudited)

Prudential Global Short Duration High Yield Fund, Inc. (the “Fund”) is a diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Fund was incorporated as a Maryland corporation on July 23, 2012. The Fund’s investment objective is to provide a high level of current income.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

32

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board of Directors. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or

Prudential Global Short Duration High Yield Fund, Inc.	33

Notes to Financial Statements

(Unaudited) continued

bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may invest in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other a determinable amount, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, no instances occurred where the right to set-off existed and management has not elected to offset.

34

The Fund is party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms in the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2014, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Prudential Global Short Duration High Yield Fund, Inc.	35

Notes to Financial Statements

(Unaudited) continued

Loan Participations: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income, which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and accreting discounts and amortizing premiums on debt obligations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may be different from actual.

Dividends and Distributions: The Fund intends to make a level dividend distribution each month to the holders of Common Stock. The level dividend rate may be modified by the Board from time to time, and will be based upon the past and projected performance and expenses of the Fund. The Fund intends to also make a distribution during or with respect to each calendar year (which may be combined with a regular monthly distribution), which will generally include any net investment income and net realized capital gain for the year not otherwise distributed. PI has received an order from the Securities and Exchange Commission granting the Fund an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder to permit certain closed-end funds managed by PI to include realized long-term capital gains as a part of their respective regular distributions to the holders of Common Stock more

36

frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year). The Fund intends to rely on this exemptive order. The Board may, at the request of PI, adopt a managed distribution policy.

Dividends and distributions to stockholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Organization and Offering Costs: PI has agreed to pay all of the Fund’s organizational costs and such amount of the Fund’s offering costs (other than sales load) that exceed $0.04 per share of common stock. Organizational costs are expensed by the Fund as incurred.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its stockholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PIM. The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .85% of the average daily value of the Fund’s investable assets. “Investable assets” refers to the net assets attributable to the outstanding Common Stock of the Fund plus the liquidation preference of any outstanding preferred stock issued by the

Prudential Global Short Duration High Yield Fund, Inc.	37

Notes to Financial Statements

(Unaudited) continued

Fund, the principal amount of any borrowings and the principal on any debt securities issued by the Fund.

PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Fund Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended January 31, 2014, aggregated $315,446,060 and $281,979,780, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2014 were as follows:

Tax Basis	$1,067,264,637

Appreciation	10,130,962
Depreciation	(16,967,126)

Net Unrealized Depreciation	$(6,836,164)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2013 of approximately $688,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

38

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Note 6. Capital

There are 1 billion shares of $0.001 par value Common Stock authorized. Prior to commencement of operations on December 26, 2012, the Fund issued 5,240 shares of Common Stock to Prudential at an aggregate purchase price of $100,084. As of January 31, 2014, Prudential owned 5,698 shares of Common Stock of the Fund.

For the six months ended January 31, 2014, the Fund did not issue any shares of Common Stock in connection with the Fund’s dividend reinvestment plan.

On February 1, 2013, an additional 3,902,005 shares of Common Stock were issued in connection with the exercise of the underwriters over-allotment option. An amount of $74,528,296 (net of sales load of $3,511,805) was received pursuant to this allotment. An amount of $156,080 ($0.04 per share of the Common Stock) will be used to offset any offering costs as described in Note 1 of the Notes to the Financial Statements.

During the period ended July 31, 2013, the Fund issued 37,000,000 shares of Common Stock in its initial public offering. These shares were all issued at $20.00 per share before a sales load of $0.90 per share. Offering costs of approximately $1,298,000 were accrued and offset against the proceeds of the offering and have been charged to paid-in capital in excess of par.

Note 7. Borrowings

The Fund currently is a party to a committed credit facility (the credit facility) with a financial institution. The credit facility provides for a maximum commitment of approximately $385 million. Interest on any borrowings under the credit facility is payable at the negotiated rates. The Fund’s obligations under the credit facility are secured by the assets of the Fund segregated for the purpose of securing the amount borrowed. The purpose of the credit facility is to provide the Fund with portfolio leverage and to meet its general cash flow requirements.

During the six months ended January 31, 2014, the Fund utilized the credit facility and had an average daily outstanding loan balance of $284,902,174 during the 184 day period that the facility was utilized, at an average interest rate of 0.92%. The maximum amount of loan outstanding during the period was $310,000,000. There was a balance of $297,000,000 outstanding at January 31, 2014.

Prudential Global Short Duration High Yield Fund, Inc.	39

Notes to Financial Statements

(Unaudited) continued

Note 8. Subsequent Event

Dividends and Distributions: On February 27, 2014 the Fund declared monthly dividends of $0.125 per share payable on March 31, 2014, April 30, 2014 and May 30, 2014, respectively, to shareholders of record on March 27, 2014, April 17, 2014 and May 21,2014, respectively. The ex-dividend dates were March 25, 2014, April 15, 2014 and May 19, 2014, respectively.

40

Financial Highlights

(Unaudited)

	Six Months Ended January 31, 2014(b)		December 26, 2012(a) through July 31, 2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.70		$19.10	*
Income (loss) from investment operations:
Net investment income	.62		.64
Net realized and unrealized gain (loss) on investment transactions	.25		(.26)
Total from investment operations	.87		.38
Less Dividends:
Dividends from net investment income	(.75)		(.75)
Fund share transactions:
Common stock offering costs reimbursed (charged) to paid-in capital in excess of par	-	(h)	(.04)
Accretion to net asset value from the exercise of the underwriters over-allotment option (Note 6)	-		.01
Total of share transactions	-		(.03)
Net asset value, end of period	$18.82		$18.70
Market price, end of period	$17.49		$17.18
Total Investment Return(c)	6.30%		(10.52)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$770,174		$765,475
Average net assets (000)	$768,823		$761,359
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.58%	(e)(f)	1.40%	(e)(f)
Expenses before waivers and/or expense reimbursement	1.58%	(e)(f)	1.43%	(e)(f)
Net investment income	6.59%	(f)	5.70%	(f)
Portfolio turnover rate	27%	(g)	34%	(g)
Asset coverage	359%		361%
Total debt outstanding at period-end (000)	$297,000		$293,000

* Initial public offering price of $20.00 per share less sales load of $0.90 per share.

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Includes interest expense of 0.35% for the six months ended January 31, 2014 and 0.25% for the period ended July 31, 2013.

(f) Annualized.

(g) Not annualized.

(h) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	41

Other Information

(Unaudited)

Dividend Reinvestment Plan. Unless a holder of Common Stock elects to receive cash by contacting Computershare Trust Company, N.A. (the “Plan Administrator”), all dividends declared on Common Stock will be automatically reinvested by the Plan Administrator pursuant to the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Stock. The holders of Common Stock who elect not to participate in the Plan will receive all dividends and other distributions (together, a “Dividend”) in cash paid by check mailed directly to the stockholder of record (or, if the Common Stock is held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the Dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared Dividend. Such notice will be effective with respect to a particular Dividend. Some brokers may automatically elect to receive cash on behalf of the holders of Common Stock and may re-invest that cash in additional Common Stock.

The Plan Administrator will open an account for each common stockholder under the Plan in the same name in which such common stockholder’s Common Stock is registered. Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Stock. The Common Stock will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Stock from the Fund (“Newly Issued Common Stock”) or (ii) by purchase of outstanding Common Stock on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price of the Common Stock plus per share fees (as defined below) is equal to or greater than the NAV per share of Common Stock (such condition being referred to as “market premium”), the Plan Administrator will invest the Dividend amount in Newly Issued Common Stock on behalf of the participants. The number of Newly Issued Common Stock to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per share of Common Stock on the payment date, provided that, if the NAV per share of Common Stock is less than or equal to 95% of the closing market price per share of Common Stock on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Stock on the payment date. If, on the payment date for any Dividend, the NAV per share of Common Stock is greater than the closing market value per share of Common Stock plus per share fees (such condition being referred to as “market discount”), the Plan Administrator will invest the Dividend amount in shares of Common Stock acquired on behalf of the participants in Open-Market Purchases.

42

“Per share fees” include any applicable brokerage commissions the Plan Administrator is required to pay.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Stock trades on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Stock acquired in Open-Market Purchases on behalf of participants. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per share of Common Stock exceeds the NAV per share of Common Stock, the average per share purchase price paid by the Plan Administrator for Common Stock may exceed the NAV per share of the Common Stock, resulting in the acquisition of fewer shares of Common Stock than if the Dividend had been paid in Newly Issued Common Stock on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Stock at the NAV per share of Common Stock at the close of business on the Last Purchase Date, provided that, if the NAV is less than or equal to 95% of the then current market price per share of Common Stock, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date for purposes of determining the number of shares issuable under the Plan.

The Plan Administrator maintains all stockholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by stockholders for tax records. Common Stock in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each stockholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of the holders of Common Stock such as banks, brokers or nominees that hold shares of Common Stock for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the record stockholder’s name and held for the account of beneficial owners who participate in the Plan.

Prudential Global Short Duration High Yield Fund, Inc.	43

Other Information

(Unaudited) continued

The Plan Administrator’s service fee, if any, and expenses for administering the plan will be paid for by the Fund. If a participant elects by written, Internet or telephonic notice to the Plan Administrator to have the Plan Administrator sell part or all of the shares held by the Plan Administrator in the participant’s account and remit the proceeds to the participant, the Plan Administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share fee. If a participant elects to sell his or her shares of Common Stock, the Plan Administrator will process all sale instructions received no later than five business days after the date on which the order is received by the Plan Administrator, assuming the relevant markets are open and sufficient market liquidity exists (and except where deferral is required under applicable federal or state laws or regulations). Such sale will be made through the Plan Administrator’s broker on the relevant market and the sale price will not be determined until such time as the broker completes the sale. In every case the price to the participant shall be the weighted average sale price obtained by the Plan Administrator’s broker net of fees for each aggregate order placed by the participant and executed by the broker. To maximize cost savings, the Plan Administrator will seek to sell shares in round lot transactions. For this purpose the Plan Administrator may combine a participant’s shares with those of other selling participants.

There will be no brokerage charges with respect to shares of Common Stock issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. Each participant will be charged a per share fee (currently $0.05 per share) on all Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See “Tax Matters.” Participants that request a sale of Common Stock through the Plan Administrator are subject to brokerage commissions.

Each participant may terminate the participant’s account under the Plan by so notifying the Plan Administrator via the Plan Administrator’s website at www.computershare.com/investor, by filling out the transaction request form located at the bottom of the participant’s Statement and sending it to the Plan Administrator or by calling the Plan Administrator. Such termination will be effective immediately if the participant’s notice is received by the Plan Administrator prior to any dividend or distribution record date. Upon any withdrawal or termination, the Plan Administrator will cause to be delivered to each terminating participant a statement of holdings for the appropriate number of the Fund’s whole book-entry shares of Common Stock and a check for the cash adjustment of any fractional share at the market value of the Fund’s shares of Common Stock as of the close of business on the date the termination is effective less any applicable fees. In the event a participant’s notice of

44

termination is on or after a record date (but before payment date) for an account whose dividends are reinvested, the Plan Administrator, in its sole discretion, may either distribute such dividends in cash or reinvest them in shares of Common Stock on behalf of the terminating participant. In the event reinvestment is made, the Plan Administrator will process the termination as soon as practicable, but in no event later than five business days after the reinvestment is completed. The Plan may be terminated by the Fund upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078 or by calling (toll free) 800-451-6788.

Prudential Global Short Duration High Yield Fund, Inc.	45

Privacy Notice

This notice is being provided on behalf of the companies listed in this Notice. It describes how information about you is handled and the steps we take to protect your privacy. We call this information “customer data” or just “data.” If you have other Prudential products or relationships, you may receive a separate privacy notice describing the practices that apply to those products or relationships. If your relationship with us ends, we will continue to handle data about you the same way we handle customer data.

Protecting Customer Data

We maintain physical, electronic, and procedural safeguards to protect customer data. The only persons who are authorized to have access to it are those who need access to do their jobs. We require them to keep the data secure and confidential.

Information We Collect

We collect data you give us and data about the products and relationships you have with us, so that we can serve you, including offering products and services to you. It includes, for example:

•	your name and address,
•	income and Social Security number.

We also collect data others give us about you, for example:

•	medical information for insurance applications,
•	consumer reports from consumer reporting agencies, and
•	participant information from organizations that purchase products or services from us for the benefit of their members or employees, for example, group life insurance.

Sharing Data

We may share data with affiliated companies and with other companies so that they can perform services for us or on our behalf. We may, for example, disclose data to other companies for customer service or administrative purposes. We may disclose limited information such as:

•	your name,
•	address, and
•	the types of products you own

to service providers so they can provide marketing services to us.

We may also disclose data as permitted or required by law, for example:

•	to law enforcement officials,
•	in response to subpoenas,
•	to regulators, or
•	to prevent fraud.

Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Your Financial Security, Your Satisfaction & Your Privacy	Privacy 0019 Ed. 2/2013 MUTU-D5295

We do not disclose data to Prudential affiliates or other companies to allow them to market their products or services to you. We may tell you about a product or service that a Prudential company or other companies offer. If you respond, that company will know that you were in the group selected to receive the information.

Annual Notices

We will send notices at least once a year, as federal and state laws require. We reserve the right to modify this policy at any time.

If you have questions about Prudential’s Privacy Notice please call us. The toll-free number is (800) 236-6848.

Many Prudential Financial companies are required to send privacy notices to their customers. This notice is being provided to customers of the Prudential Financial companies listed below:

Insurance Companies and Separate Accounts

Prudential Insurance Company of America, The

Prudential Annuities Life Assurance Corporation

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

Prudential Retirement Insurance and Annuity Company (PRIAC)

PRIAC Variable Contract Account A

CG Variable Annuity Account I & II (Connecticut General)

Pruco Insurance Company of Iowa

All separate accounts that include the following names: Prudential, Pruco, and PRIAC

Insurance Agencies

Prudential Insurance Agency, LLC

Broker-Dealers and Registered Investment Advisers

AST Investment Services, Inc.

Prudential Annuities Distributors, Inc.

Global Portfolio Strategies, Inc.

Pruco Securities, LLC

Prudential Investment Management, Inc.

Prudential Investment Management Services LLC

Prudential Investments LLC

Bank and Trust Companies

Prudential Bank & Trust, FSB

Prudential Trust Company

Investment Companies and Other Investment Vehicles

Asia Pacific Fund, Inc., The

Greater China Fund Inc., The

Prudential Investments Mutual Funds

Prudential Capital Partners, L.P.

Target Asset Allocation Funds

Target Portfolio Trust, The

Advanced Series Trust

The Prudential Series Fund

All funds that include the Prudential name

MUTU-D5295

■ MAIL	■ MAIL (OVERNIGHT)	■ TELEPHONE
Computershare P.O. Box 30170 College Station, TX 77842-3170	Computershare 211 Quality Circle Suite 210 College Station, TX 77845	(800) 451-6788
■ WEBSITE
www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 451-6788 or by visiting the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Computershare Trust Company, N.A.	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sidley Austin LLP	787 Seventh Avenue New York, NY 10019

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Short Duration High Yield Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

CERTIFICATIONS
The Fund’s Chief Executive Officer has submitted to the NYSE the required annual certifications and the Fund has also included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer as required by Section 302 of the Sarbanes-Oxley Act, on the Fund’s Form N-CSR filed with the Commission, for the period of this report.

This report is transmitted to shareholders of the Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

PRUDENTIAL GLOBAL SHORT DURATION HIGH YIELD FUND, INC.

NYSE	GHY
CUSIP	74433A109

PICE1001E2    0259071-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – There have been no purchases of equity securities by the registrant or any affiliated purchasers during the period covered by this report.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)     Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Short Duration High Yield Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 21, 2014

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	March 21, 2014